SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2017
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
33. SUBSEQUENT EVENTS

In December 2017, the South African Revenue Services (“SARS”), issued a letter of demand in terms of the Customs and Excise Act (“The Act”). The demand is for the amount of approximately ZAR573.1 million (US$42.4 million) against JinkoSolar (Pty) Ltd, a wholly-owned subsidiary of the Company. SARS alleges that JinkoSolar (Pty) Ltd’s importation of certain components for the manufacturer of solar panels and the rebate of customs duty did not comply with The Act. The Company is of the view that SARS’ decision to persist with the letter of demand for the amounts in question is without any legal basis and intend on vigorously defending all claims against JinkoSolar (Pty) Ltd. JinkoSolar (Pty) Ltd has submitted an application to SARS for the suspension of payment for the amount demanded, pending the finalization of the dispute. JinkoSolar (Pty) Ltd intends to lodge an internal appeal in terms of section 77A – 77F of the Act against the decision of SARS to claim the amounts demanded and the basis thereof.